Business Combinations and Acquisitions of Non-Controlling Interests - Acquisition from Vivendi of 4.5% Telefonica Brasil (Details) € in Millions, shares in Millions		1 Months Ended
	Jun. 24, 2015 EUR (€) shares	Sep. 30, 2015	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about business combination [line items]
Effect on equity attributable to parent company			€ (16,920)	€ (18,157)
Telefónica Brazil
Disclosure of detailed information about business combination [line items]
Percent of voting equity interests acquired	4.50%
Percent of share capital transferred		0.0095
Effect on equity attributable to parent company	€ 277
Percent of ownership interest in subsidiary	70.13%	73.60%
Percent of ownership interest in subsidiary, including effect of treasury shares	70.22%
Telecom Italia | Telefónica Brazil
Disclosure of detailed information about business combination [line items]
Ordinary shares transferred as consideration for acquisition | shares	1,110
Percent of voting equity transferred as consideration for acquisition	8.20%
Percent of share capital transferred	0.057
Fair value of shares transferred	€ 1,264